CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	TOI Parent Inc. Cumulative Preferred Shares	TOI Parent Inc. Common Shares	TOI Parent Inc. Additional paid in capital	TOI Parent Inc. Accumulated Deficit	TOI Parent Inc.	Additional paid in capital	Accumulated Deficit	Total
Balance at beginning at Dec. 31, 2017		$ 10,000		$ 7,801,351	$ 7,811,351
Balance at beginning (in shares) at Dec. 31, 2017		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income				5,941,602	5,941,602
Dividends paid				(8,200,414)	(8,200,414)
Balance at ending at Sep. 19, 2018		$ 10,000		5,542,539	$ 5,552,539
Balance at ending (in shares) at Sep. 19, 2018		1,000			1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Financial Designation, Predecessor and Successor [Fixed List]					Predecessor
Series A Preferred Shares issued	$ 48,143,362
Series A Preferred Shares issued (in shares)	10,000
Balance at ending at Dec. 31, 2018	$ 48,143,362
Balance at ending (in shares) at Dec. 31, 2018	10,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income				(1,993,628)	$ (1,993,628)
Balance at ending at Dec. 31, 2018				(1,993,628)	$ (1,993,628)
Balance at ending (in shares) at Dec. 31, 2018					0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Financial Designation, Predecessor and Successor [Fixed List]					Successor
Balance at ending at Dec. 31, 2019	$ 48,143,362				$ 48,143,362
Balance at ending (in shares) at Dec. 31, 2019	10,000				10,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income				(4,021,395)	$ (4,021,395)
Share-based compensation expense			$ 94,007		94,007
Balance at ending at Dec. 31, 2019		$ 0	94,007	(6,015,023)	$ (5,921,016)	$ 24,425	$ (2,300)	$ 22,700
Balance at ending (in shares) at Dec. 31, 2019		0			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Financial Designation, Predecessor and Successor [Fixed List]					Successor
Balance at ending at Dec. 31, 2019	$ 48,143,362				$ 48,143,362
Balance at ending (in shares) at Dec. 31, 2019	10,000				10,000
Balance at beginning at Oct. 31, 2019						0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income							(2,300)	(2,300)
Balance at ending at Dec. 31, 2019		$ 0	94,007	(6,015,023)	$ (5,921,016)	24,425	(2,300)	22,700
Balance at ending (in shares) at Dec. 31, 2019		0			0
Balance at ending at Mar. 31, 2020	$ 48,143,362							230,000,000
Balance at ending (in shares) at Mar. 31, 2020	10,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income				(9,845,729)	$ (9,845,729)		(776,839)	(776,839)
Share-based compensation expense			34,106		34,106
Balance at ending at Mar. 31, 2020		$ 0	128,113	(15,860,752)	(15,732,639)		(16,472,620)	(16,472,045)
Balance at ending (in shares) at Mar. 31, 2020		0
Balance at beginning at Dec. 31, 2019	$ 48,143,362				$ 48,143,362
Balance at beginning (in shares) at Dec. 31, 2019	10,000				10,000
Balance at ending at Jun. 30, 2020								230,000,000
Balance at beginning at Dec. 31, 2019		$ 0	94,007	(6,015,023)	$ (5,921,016)	24,425	(2,300)	22,700
Balance at beginning (in shares) at Dec. 31, 2019		0			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income								(3,395,574)
Balance at ending at Jun. 30, 2020	$ 48,143,362		170,333	(14,842,564)	$ (14,672,231)		(19,091,355)	(19,090,780)
Balance at ending (in shares) at Jun. 30, 2020	10,000
Balance at beginning at Dec. 31, 2019	$ 48,143,362				$ 48,143,362
Balance at beginning (in shares) at Dec. 31, 2019	10,000				10,000
Balance at ending at Sep. 30, 2020	$ 48,143,362							230,000,000
Balance at beginning at Dec. 31, 2019		$ 0	94,007	(6,015,023)	$ (5,921,016)	24,425	(2,300)	22,700
Balance at beginning (in shares) at Dec. 31, 2019		0			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income					$ (9,503,489)			(5,812,234)
Balance at ending at Sep. 30, 2020		$ 0	206,676	(15,518,512)	(15,311,836)		(21,508,015)	(21,507,440)
Balance at ending (in shares) at Sep. 30, 2020	10,000	0
Balance at beginning at Dec. 31, 2019	$ 48,143,362				$ 48,143,362
Balance at beginning (in shares) at Dec. 31, 2019	10,000				10,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Deemed dividend on extinguishment of Series A Preferred Share re-issuance	$ 31,970,338
Balance at ending at Dec. 31, 2020	$ 80,113,700			52,306,596	$ 80,113,700			230,000,000
Balance at ending (in shares) at Dec. 31, 2020	10,000				10,000
Balance at beginning at Dec. 31, 2019		$ 0	94,007	(6,015,023)	$ (5,921,016)	$ 24,425	(2,300)	22,700
Balance at beginning (in shares) at Dec. 31, 2019		0			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income				(14,321,235)	$ (14,321,235)			(8,339,904)
Exercise of common share options			49,610		49,610
Exercise of common share options (in shares)		100
Deemed dividend on extinguishment of Series A Preferred Share re-issuance				(31,970,338)	(31,970,338)
Share-based compensation expense			150,796		150,796
Balance at ending at Dec. 31, 2020		$ 0	294,413	(52,306,596)	$ (52,012,183)		(24,035,685)	$ (24,035,110)
Balance at ending (in shares) at Dec. 31, 2020		100			100			23,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Financial Designation, Predecessor and Successor [Fixed List]					Successor
Balance at beginning at Mar. 31, 2020	$ 48,143,362							$ 230,000,000
Balance at beginning (in shares) at Mar. 31, 2020	10,000
Balance at ending at Jun. 30, 2020								230,000,000
Balance at beginning at Mar. 31, 2020		$ 0	128,113	(15,860,752)	$ (15,732,639)		(16,472,620)	(16,472,045)
Balance at beginning (in shares) at Mar. 31, 2020		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income				1,018,188	1,018,188		(2,618,735)	(2,618,735)
Share-based compensation expense			42,220		42,220
Balance at ending at Jun. 30, 2020	$ 48,143,362		170,333	(14,842,564)	(14,672,231)		(19,091,355)	(19,090,780)
Balance at ending (in shares) at Jun. 30, 2020	10,000
Balance at ending at Sep. 30, 2020	$ 48,143,362							230,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income				(675,948)	(675,948)		(2,416,660)	(2,416,660)
Share-based compensation expense			36,343		36,343
Balance at ending at Sep. 30, 2020		$ 0	206,676	(15,518,512)	(15,311,836)		(21,508,015)	(21,507,440)
Balance at ending (in shares) at Sep. 30, 2020	10,000	0
Balance at beginning at Dec. 31, 2020	$ 80,113,700			52,306,596	$ 80,113,700			230,000,000
Balance at beginning (in shares) at Dec. 31, 2020	10,000				10,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Series A Preferred Shares issued	$ 20,000,000
Series A Preferred Shares issued (in shares)	1,451
Balance at ending at Mar. 31, 2021	$ 100,113,700
Balance at ending (in shares) at Mar. 31, 2021	11,451
Balance at beginning at Dec. 31, 2020		$ 0	294,413	(52,306,596)	$ (52,012,183)		(24,035,685)	$ (24,035,110)
Balance at beginning (in shares) at Dec. 31, 2020		100			100			23,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income				(994,650)	$ (994,650)		5,685,300	$ 5,685,300
Share-based compensation expense			41,667		41,667
Balance at ending at Mar. 31, 2021		$ 0	336,080	(53,301,246)	(52,965,166)		(18,350,385)	(18,349,810)
Balance at ending (in shares) at Mar. 31, 2021		100
Balance at beginning at Dec. 31, 2020	$ 80,113,700			52,306,596	$ 80,113,700			230,000,000
Balance at beginning (in shares) at Dec. 31, 2020	10,000				10,000
Balance at beginning at Dec. 31, 2020		$ 0	294,413	(52,306,596)	$ (52,012,183)		(24,035,685)	$ (24,035,110)
Balance at beginning (in shares) at Dec. 31, 2020		100			100			23,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income								$ (435,441)
Balance at ending at Jun. 30, 2021	$ 100,113,700		387,352	(50,097,221)	$ (49,709,869)		(24,471,126)	(24,470,551)
Balance at ending (in shares) at Jun. 30, 2021	11,451	100
Balance at beginning at Dec. 31, 2020	$ 80,113,700			52,306,596	$ 80,113,700			230,000,000
Balance at beginning (in shares) at Dec. 31, 2020	10,000				10,000
Balance at ending at Sep. 30, 2021	$ 100,113,700				$ 100,113,700			230,000,000
Balance at ending (in shares) at Sep. 30, 2021					11,451
Balance at beginning at Dec. 31, 2020		$ 0	294,413	(52,306,596)	$ (52,012,183)		(24,035,685)	$ (24,035,110)
Balance at beginning (in shares) at Dec. 31, 2020		100			100			23,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income					$ (770,748)			$ (867,475)
Balance at ending at Sep. 30, 2021		$ 0	447,030	(53,077,344)	(52,630,314)		(24,903,160)	$ (24,902,585)
Balance at ending (in shares) at Sep. 30, 2021	11,451	100						23,000,000
Balance at beginning at Mar. 31, 2021	$ 100,113,700
Balance at beginning (in shares) at Mar. 31, 2021	11,451
Balance at beginning at Mar. 31, 2021		$ 0	336,080	(53,301,246)	(52,965,166)		(18,350,385)	$ (18,349,810)
Balance at beginning (in shares) at Mar. 31, 2021		100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income				3,204,025	3,204,025		(6,120,741)	(6,120,741)
Share-based compensation expense			51,272		51,272
Balance at ending at Jun. 30, 2021	$ 100,113,700		387,352	(50,097,221)	(49,709,869)		(24,471,126)	(24,470,551)
Balance at ending (in shares) at Jun. 30, 2021	11,451	100
Balance at ending at Sep. 30, 2021	$ 100,113,700				$ 100,113,700			230,000,000
Balance at ending (in shares) at Sep. 30, 2021					11,451
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income				(2,980,123)	$ (2,980,123)		(432,034)	(432,034)
Share-based compensation expense			59,678		59,678
Balance at ending at Sep. 30, 2021		$ 0	$ 447,030	$ (53,077,344)	$ (52,630,314)		$ (24,903,160)	$ (24,902,585)
Balance at ending (in shares) at Sep. 30, 2021	11,451	100						23,000,000